Promissory Notes Payable	12 Months Ended
Jun. 30, 2020
Promissory Notes Payable
Promissory Notes Payable

9. Promissory notes payable

(i) On November 13, 2019, the Company issued a promissory note in the amount of $300,000. The note is unsecured, bears interest of 1% monthly, and is due on demand after 90 days from issuance. In consideration for the loan, the Company issued 400,000 common share purchase warrants to the lender. Each whole warrant entitles the lender to acquire one common share of the Company at a price of C$0.80 per share for a period of two years.

On April 24, 2020, the Company extended the maturity date of the promissory note payable to August 1, 2020. In consideration, the Company issued 400,000 common share purchase warrants to the lender at an exercise price of C$0.50. The warrants expire on November 13, 2021. This was accounted for as a loan modification.

The Company has accounted for the warrants in accordance with ASC Topic 815. The warrants are considered derivative financial liabilities as they are convertible into common shares at a conversion price denominated in a currency other than the Company’s functional currency of the US dollar. The estimated fair value of the warrants was determined on the date of issuance and marks to market at each financial reporting period.

The fair value of the warrants were estimated using the Binomial model to determine the fair value of the derivative warrant liabilities using the following assumptions:

November 2019 issuance	November 14, 2019	June 30, 2020
Expected life	731 days	501 days
Volatility	100%	100%
Risk free interest rate	1.53%	0.94%
Dividend yield	0%	0%
Share price	$0.53	$0.73
Fair value	$106,622	$150,161
Change in derivative liability		$(43,539)

April 2020 issuance	April 24, 2020	June 30, 2020
Expected life	568 days	501 days
Volatility	100%	100%
Risk free interest rate	0.33%	0.30%
Dividend yield	0%	0%
Share price	$0.46	$0.73
Fair value	$99,901	$186,410
Change in derivative liability		$(86,509)

Accretion expense for the year ended June 30, 2020 was $155,001 (year ended June 30, 2019 - $nil) based on effective interest rate of 11% after the loan extension.

Interest expense for the year ended June 30, 2020 was $22,700 (year ended June 30, 2019 - $nil). As at June 30, 2020, the Company has an outstanding interest payable of $22,700 (June 30, 2019 - $nil).

Amount
Balance, June 30, 2019	$-
Proceeds on issuance	300,000
Warrant valuation	(206,523)
Accretion expense	155,001
Balance, June 30, 2020	$248,478

(ii) On December 31, 2019, the Company issued a promissory note in the amount of $82,367 (C$107,000). The note bears no interest and is due on demand. This promissory note has been repaid.

(iii) On January 29, 2020, the Company issued a promissory note in the amount of $75,727 (C$100,000). The note bears no interest and is due on demand. This promissory note has been repaid.

(iv) On May 12, 2020, the Company issued a promissory note in the amount of $362,650 (C$500,000), net of $89,190 of debt issue costs. The note bears no interest is due on demand after 90 days after the issue date. Subsequent to June 30, 2020, C$288,000 was settled by shares and the remaining balance was repaid in full.

Accretion expense for the year ended June 30, 2020 was $41,453 (year ended June 30, 2019 - $nil) based on effective interest rate of 7%.

(v) On May 12, 2020, the Company issued a promissory note in the amount of $141,704 (C$200,000), net of $35,676 of debt issue costs. The note bears no interest is due on demand after 90 days after the issue date. The promissory note was settled in full by shares issued subsequent to June 30, 2020 (see note 18).

Accretion expense for the year ended June 30, 2020 was $16,547 (year ended June 30, 2019 - $nil) based on effective interest rate of 8%.

(vi) On June 30, 2020, the Company issued a promissory note in the amount of $75,000 (C$103,988), net of $15,000 of debt issue costs. The note bears no interest and is due on demand. The promissory note was repaid in full subsequent to June 30, 2020.

Financing cost for the year ended June 30, 2020 was $15,000 (year ended June 30, 2019 - $nil).

(vii) On June 30, 2020, the Company issued a promissory note in the amount of $75,000 (C$103,988) to a director of the Company. The note bears no interest and is due on demand. The promissory note was repaid in full subsequent to June 30, 2020.

Financing cost for the year ended June 30, 2020 was $15,000 (year ended June 30, 2019 - $nil).